WEBs ETF Trust

WEBs Health Care XLV Defined Volatility ETF

Schedule of Investments

July 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 47.4%
United States – 47.4%
State Street Health Care Select Sector SPDR ETF(1)	1,426	$231,796
TOTAL EXCHANGE-TRADED FUNDS (Cost - $214,870)		231,796

	PRINCIPAL AMOUNT
SHORT-TERM INVESTMENTS – 35.0%
Time Deposits – 35.0%
Citibank, New York, 2.98% 08/03/2026(2)	$50,000	50,000
JPMorgan Chase, New York, 2.98% 08/03/2026	121,406	121,406
TOTAL TIME DEPOSITS (Cost - $171,406)		171,406
TOTAL SHORT-TERM INVESTMENTS (Cost - $171,406)		171,406

TOTAL INVESTMENTS – 82.4% (Cost - $386,276)		403,202
OTHER ASSETS LESS LIABILITIES – 17.6%		86,104
NET ASSETS – 100.0%		$489,306

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Clear Street LLC State Street Health Care Select Sector SPDR ETF	OBFR + 1.25%	Varies(3)	USD	190	08/25/2026	$86,456

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

LLC – Limited Liability Company
OBFR – Overnight Bank Funding Rate